SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortization schedules of long-term loans and financing
Long-term debt	R$ 13,188,891	R$ 11,594,612
2021
Amortization schedules of long-term loans and financing
Long-term debt		1,221,361
2022
Amortization schedules of long-term loans and financing
Long-term debt	5,210	105,137
2023
Amortization schedules of long-term loans and financing
Long-term debt	2,108,324	1,243,774
2024
Amortization schedules of long-term loans and financing
Long-term debt	1,813,225	1,531,163
2025
Amortization schedules of long-term loans and financing
Long-term debt	682,422	1,642,664
2026 on
Amortization schedules of long-term loans and financing
Long-term debt	R$ 8,579,710	R$ 5,850,513